Other financial assets, current (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Interest reinvested in term deposits	₨ 82,379	₨ 10,025
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IfrsStatementLineItems [Line Items]
Security deposits ranges	1 year
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IfrsStatementLineItems [Line Items]
Security deposits ranges	4 years 6 months